Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Financial Statements Reflect Activities of Zhongchao Shanghai

The consolidated financial statements reflect the activities of Zhongchao Shanghai and each of the following entities:

Name	Background		Ownership
Zhongchao Group Inc. (“Zhongchao BVI”)	●	A BVI company	100% owned by Zhongchao Cayman
	●	Incorporated on April 23, 2019
	●	A holding company
Zhongchao USA LLC (“Zhongchao USA”)	●	A United States company	100% owned by Zhongchao Cayman
	●	Incorporated on May 13, 2020
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Japan (“Zhongchao Japan”)	●	A Japan company	100% owned by Zhongchao USA since December 2021. Before December 2021, 10% owned by Zhongchao USA and 90% owned by Mr. Weiguang Yang
	●	Incorporated on October 1, 2020
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Zhongchao Group Limited (“Zhongchao HK”)	●	A Hong Kong company	100% owned by Zhongchao BVI
	●	Incorporated on May 14, 2019
	●	A holding company
Beijing Zhongchao Zhongxing Technology Limited (“Zhongchao WFOE”)	●	A PRC company and deemed a wholly foreign owned enterprise	100% owned by Zhongchao HK
	●	Incorporated on May 29, 2019
	●	A holding company
Zhongchao Shanghai	●	A PRC limited liability company	VIE of Beijing Zhongchao Zhongxing Technology Limited
	●	Incorporated on August 17, 2012; Beijing Branch of Zhongchao Shanghai was discontinued on October 27, 2023.
	●	Engaged in technology development, technology transfer, and technical services in the field of medical technology, technical consulting in the field of network technology, and medical information consulting
Shanghai Maidemu Cultural Communication Corp. (“Shanghai Maidemu”)	●	A PRC limited liability company	100% owned by Zhongchao Shanghai
	●	Incorporated on March 12, 2015 and dissolved on March 27, 2024
	●	Planning for cultural and artistic exchanges, designing, producing, acting for and publishing various kinds of advertisements, and medical consultation (no medical diagnosis and treatment activities allowed).
Shanghai Huijing Information Technology Co., Ltd., (“Shanghai Huijing”)	●	A PRC limited liability company	100% owned by Shanghai Maidemu; subsequently 100% owned by Zhongchao Shanghai in August 2023.
	●	Incorporated on September 28, 2016
	●	Engaged in technology development, transfer, service and consulting in the fields of computer technology, graphic designing, website page designing, planning cultural and artistic exchanges.
Shanghai Zhongxun Medical Technology Co., Ltd. (“Shanghai Zhongxun”)	●	A PRC limited liability company	100% owned by Zhongchao Shanghai
	●	Incorporated on May 27, 2017; Beijing branch was discontinued on May 29, 2023.
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology (no medical diagnosis and treatment activities allowed).
Shanghai Zhongxin Medical Technology Co., Ltd (“Shanghai Zhongxin”)	●	A PRC limited liability company	93.33% owned by Shanghai Zhongxun*
	●	Incorporated on October 10, 2018
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Beijing Zhongchao Boya Medical Technology Co., Ltd. (“Beijing Boya”)	●	A PRC limited liability company	70% owned by Zhongchao Shanghai, and 30% owned by Mr. Zhengbo Ma on behalf of Zhongchao Shanghai before December 8, 2021, and 30% owned by Shanghai Lingzhong Enterprise Management LLP on behalf of Zhongchao Shanghai after December 8, 2021
	●	Incorporated on April 27, 2020
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Hainan Zhongteng Medical Technology Co., Ltd. (“Hainan Zhongteng”)	●	A PRC limited liability company	100% owned by Beijing Boya
	●	Incorporated on July 16, 2021 and dissolved on July 24, 2023.
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Zhixun Internet Hospital (Liaoning) Co., Ltd. (“Liaoning Zhixun”)	●	A PRC limited liability company	100% owned by Beijing Boya
	●	Incorporated on July 6, 2020 and dissolved on January 7, 2025
	●	Engaged in online hospital services, medical services, elderly nursing services, remote healthcare management services, healthcare consulting services, sales of medical appliances and other medical products.
Shanghai Xinyuan Human Resources Co., Ltd. (“Shanghai Xinyuan”)	●	A PRC limited liability company	100% owned by Shanghai Zhongxin
	●	Incorporated on January 13, 2021 and dissolved on December 13, 2024. Beijing Branch of Shanghai Xinyuan was discontinued on May 20, 2024.
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Hainan Muxin Medical Technology Co., Ltd. (“Hainan Muxin”)	●	A PRC limited liability company	100% owned by Shanghai Zhongxin
	●	Incorporated on July 21, 2021
	●	Engaged in technology development, transfer, service and consulting in the fields of medical technology and computer technology, market information consulting and investigating.
Ningxia Zhongxin Internet Hospital Co., Ltd. (“Ningxia Zhongxin”)	●	A PRC limited liability company	100% owned by Shanghai Zhongxin
	●	Incorporated on May 18, 2021 and cancelled on September 1, 2022
	●	Engaged in online hospital operation, provide online medical service, online consultation, prescription information services, and medication retails.
Chongqing Xinjiang Pharmaceutical Co., Ltd. (“Chongqing Xinjiang”)	●	A PRC limited liability company	100% owned by Shanghai Zhongxun
	●	Incorporated on January 18, 2022
	●	Engaged in trading of patented drugs
Beijing Yisuizhen Technology Co., Ltd. (“Beijing Yisuizhen”)	●	A PRC limited liability company	100% owned by Hainan Muxin
	●	Incorporated on November 8, 2021
	●	Acquired by the Company on August 31, 2022
	●	Provision of online platform for communication between hospitals and patients
West Angel (Beijing) Health Technology Co., Ltd. (“West Angel”)	●	A PRC limited liability company	60% owned by Beijing Yisuizhen
	●	Incorporated on July 1, 2003
	●	Acquired by the Company on August 31, 2022
	●	Provision of online platform for communication between hospitals and patients
Shanghai Maidemu Health Management Co., Ltd. (“Maidemu Health”)	●	A PRC limited liability company	100% owned by Zhongchao Shanghai
	●	Incorporated on August 9, 2023
	●	Engaged in health consultation services

*

51% of the equity interest owned by Shanghai Zhongxun before November 2020. Through certain entrustment agreements signed in November 2020, Mr. Weiguang Yang, Beijing Zhongchao Yixin Management Consulting Partnership, LLP (“Zhongchao Yixin”), and Beijing Zhongren Yixin Management Consulting Partnership, LLP (“Zhongren Yixin”), hold 19%, 20% and 10% of the equity interest of Shanghai Zhongxin on behalf of Shanghai Zhongxun, respectively. As a result, Shanghai Zhongxun owned 100% of Shanghai Zhongxin’s equity interest as of December 31, 2021.

In the year of 2022, Mr. Weiguang Yang transferred 6.67% to four shareholders of West Angel, as a part of consideration to acquire 60% equity interest in West Angel. Shanghai Zhongxun owns 93.33% of Shanghai Zhongxin’s equity interest as of December 31, 2022.

Schedule of Shares Issued and Outstanding on Financial Statements is Reconciled

Class A Ordinary Shares issued and outstanding presented on the financial statements is reconciled with the number of shares legally as follows:

	December 31, 2024	December 31, 2023
Number of Class A Ordinary Shares legally issued and outstanding	24,704,124	1,919,936
Class A Ordinary Shares committed to be issued to HF Capital	135,007	135,007
Number of Class A Ordinary Shares outstanding and issued presented on the financial statements	24,839,131	2,054,943